Cover Page	Apr. 06, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2022
Entity File Number	001-41351
Entity Registrant Name	Denali Capital Acquisition Corp.
Entity Central Index Key	0001913577
Entity Tax Identification Number	98-1659463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, consisting of one Class A Ordinary Share, and one Warrant
Trading Symbol	DECAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	DECA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	DECAW
Security Exchange Name	NASDAQ